Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Managed capital	Total managed capital is as follows:

	2021	2020
	$	$
Borrowings	—	15
Share capital	266,119	264,357
	266,119	264,372